PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equpment, Net
	December 31,
	2016	2017

Cost:
Computers, manufacturing, peripheral equipment	$90,397	$100,027
Office furniture and equipment	2,938	2,954
Leasehold improvements	1,079	1,148

	94,414	104,129
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	63,656	70,956
Office furniture and equipment	2,435	2,502
Leasehold improvements	763	801

	66,854	74,259

Depreciated cost	$27,560	$29,870